Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Note 10 - Subsequent Events

During February 2014 the Company signed a new lease agreement for its offices in Tel Aviv. The lease agreement expires on December 31, 2016 and has an option for an additional two years. Annual lease payments under the lease agreement will be approximately US$402,000 and US$402,000 during 2014 and 2015, respectively.